VictoryShares US Small Mid Cap Value Momentum ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares US Small Mid Cap Value Momentum ETF | VictoryShares US Small Mid Cap Value Momentum ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0